Leases (Details) - Schedule of maturities of lease liabilities $ in Thousands	Mar. 31, 2023 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
2024	$ 648
2025	665
2026	628
2027
2028
Thereafter	2,164
Total undiscounted cash flows	4,105
Less: imputed interest	(2,050)
Present value of lease liabilities	$ 2,055